Provision for expected credit losses - Economics forecasts used (Details) - Base case scenario	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Calendar Year 2024 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		1.50%
Commercial property index, forecast price contraction		11.50%
Residential property prices, forecast price growth		5.70%
Calendar Year 2024 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		0.10%
Residential property prices, forecast price growth		0.70%
Calendar Year 2025 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.90%	2.40%
Commercial property index, forecast price growth	0.90%	1.30%
Residential property prices, forecast price growth	5.60%	4.00%
Calendar Year 2025 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.70%	2.00%
Residential property prices, forecast price growth	0.60%	6.40%
Calendar Year 2026 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	2.40%
Commercial property index, forecast price growth	3.80%
Residential property prices, forecast price growth	9.00%
Calendar Year 2026 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	3.10%
Residential property prices, forecast price growth	5.40%
December 2024 | Australia
Provisions for expected credit losses
Cash rate, percentage		4.35%
Unemployment rate, percentage		4.30%
December 2024 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage		5.30%
December 2025 | Australia
Provisions for expected credit losses
Cash rate, percentage	3.35%	3.35%
Unemployment rate, percentage	4.40%	4.60%
December 2025 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	5.30%	5.60%
December 2026 | Australia
Provisions for expected credit losses
Cash rate, percentage	2.85%
Unemployment rate, percentage	4.50%
December 2026 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	4.60%